Cash Equivalents and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash Equivalents and Marketable Securities

The following table summarizes the estimated fair value of our cash equivalents and marketable securities:

	December 31, 2018
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Cash equivalents:
Money market funds	$3,755	$—	$—	$3,755
Reverse repurchase agreements	3,000	—	—	3,000

Total cash equivalents	$6,755	$—	$—	$6,755

Marketable securities:
Commercial paper	$8,961	$—	$—	$8,961
Corporate securities	14,420	—	(14)	14,406

Total marketable securities	$23,381	$—	$(14)	$23,367